Average Annual Total Returns	12 Months Ended	46 Months Ended				57 Months Ended		58 Months Ended		60 Months Ended	94 Months Ended				111 Months Ended	112 Months Ended						120 Months Ended	216 Months Ended	224 Months Ended	292 Months Ended	348 Months Ended	357 Months Ended	418 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024 [6]	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI Emerging Markets Europe Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.99%	(19.26%)	[1]							(17.11%)			(7.49%)	[2]								(5.17%)
Lipper Emerging Markets Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.21%			(3.43%)	[3]	8.20%	[4]			1.81%	4.29%	[5]			5.52%	5.13%	[7]					3.39%
MSCI Emerging Markets Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.50%							8.10%	[8]	1.70%			4.32%	[9]				5.42%	[10]	5.60%	[11]	3.64%
MSCI All Country World Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%									10.06%			10.39%	[12]								9.23%
MSCI All Country World Index Growth Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.23%									13.07%			13.68%	[12]								11.88%
Lipper Global Multi-Cap Growth Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.17%									9.69%	11.38%	[13]										9.98%
MSCI EAFE Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.82%							12.96%	[14]	4.73%								5.53%	[15]			5.20%
Lipper International Large-Cap Core Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.54%					10.76%	[16]			4.62%						5.28%	[17]					4.76%
MSCI Europe Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.79%	4.19%	[18]							4.90%			6.32%	[19]								4.98%
Lipper European Region Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.23%			3.31%	[20]					4.94%	6.06%	[21]										5.13%
T. Rowe Price Emerging Markets Discovery Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.76%									2.04%										6.05%
Performance Inception Date																				Sep. 14, 2015
T. Rowe Price Emerging Markets Discovery Stock Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.94%									1.53%										5.41%
T. Rowe Price Emerging Markets Discovery Stock Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.90%									1.57%										4.78%
T. Rowe Price Emerging Markets Discovery Stock Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.89%									2.20%			4.70%
Performance Inception Date													Mar. 06, 2017
T. Rowe Price Emerging Markets Discovery Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.37%									1.63%										5.66%
Performance Inception Date																				Sep. 14, 2015
T. Rowe Price Emerging Markets Discovery Stock Fund - Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.03%							12.23%
Performance Inception Date								Mar. 16, 2020
T. Rowe Price Global Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.82%									12.11%												13.15%
Performance Inception Date																										Dec. 29, 1995
T. Rowe Price Global Stock Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.13%									10.45%												12.06%
T. Rowe Price Global Stock Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.25%									9.23%												10.69%
T. Rowe Price Global Stock Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.98%									12.26%			14.21%
Performance Inception Date													Mar. 06, 2017
T. Rowe Price Global Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.52%									11.80%												12.83%
Performance Inception Date																								Apr. 28, 2006
T. Rowe Price Emerging Europe Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.21%									(18.99%)												(6.49%)
Performance Inception Date																									Aug. 31, 2000
T. Rowe Price Emerging Europe Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.03%									(19.19%)												(6.73%)
T. Rowe Price Emerging Europe Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.10%									(12.56%)												(4.06%)
T. Rowe Price Emerging Europe Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.71%									(18.73%)			(8.94%)
Performance Inception Date													Mar. 06, 2017
T. Rowe Price Emerging Europe Fund - Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.13%	(21.68%)
Performance Inception Date		Feb. 22, 2021
T. Rowe Price Emerging Markets Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.72%)									(4.13%)												1.96%
Performance Inception Date																											Mar. 31, 1995
T. Rowe Price Emerging Markets Stock Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.50%)									(4.45%)												1.79%
T. Rowe Price Emerging Markets Stock Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.65%)									(2.83%)												1.75%
T. Rowe Price Emerging Markets Stock Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.50%)									(3.96%)								3.53%
Performance Inception Date																		Aug. 28, 2015
T. Rowe Price Emerging Markets Stock Fund - Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.53%)							3.19%
Performance Inception Date								Mar. 16, 2020
T. Rowe Price European Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.83%									4.14%												4.39%
Performance Inception Date																												Feb. 28, 1990
T. Rowe Price European Stock Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.38%									3.44%												3.86%
T. Rowe Price European Stock Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.29%									3.30%												3.57%
T. Rowe Price European Stock Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.01%									4.32%			6.59%
Performance Inception Date													Mar. 06, 2017
T. Rowe Price European Stock Fund - Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.88%	2.72%
Performance Inception Date		Feb. 22, 2021
T. Rowe Price Overseas Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.90%									4.41%												5.14%
Performance Inception Date																							Dec. 29, 2006
T. Rowe Price Overseas Stock Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.44%									4.02%												4.72%
T. Rowe Price Overseas Stock Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.23%									3.52%												4.14%
T. Rowe Price Overseas Stock Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.95%									4.53%								5.56%
Performance Inception Date																		Aug. 28, 2015
T. Rowe Price Overseas Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.56%									4.11%								5.12%
Performance Inception Date																		Aug. 28, 2015
T. Rowe Price Overseas Stock Fund - Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.64%							14.41%
Performance Inception Date								Mar. 16, 2020

[1]	Return since 2/22/21.
[2]	Return since 3/6/17.
[3]	Return since 2/28/21.
[4]	Return since 3/31/20.
[5]	Return since 2/28/17.
[6]	Return since 9/30/15.
[7]	Return since 8/31/15.
[8]	Return since 3/16/20.
[9]	Return since 3/6/17.
[10]	Return since 8/28/15.
[11]	Return since 9/14/15.
[12]	Return since 3/6/17.
[13]	Return since 2/28/17.
[14]	Return since 3/16/20.
[15]	Return since 8/28/15.
[16]	Return since 3/31/20.
[17]	Return since 8/31/15.
[18]	Return since 2/22/21.
[19]	Return since 3/6/17.
[20]	Return since 2/28/21.
[21]	Return since 2/28/17.